Submission	Aug. 12, 2024
Submission [Line Items]
Central Index Key	0000947559
Registrant Name	FIRST BANCSHARES INC /MS/
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES